STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1%
Australia - 9.9%
Australia, Bonds, Ser. 158	AUD	1.25	5/21/2032	38,775,000		22,972,721
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	685,000		443,889
					23,416,610
Austria - 1.1%
Austria, Sr. Unscd. Bonds	EUR	0.69	10/20/2028	1,900,000	[b]	1,824,801
Raiffeisen Bank International AG, Sr. Unscd. Notes	EUR	0.05	9/1/2027	300,000		263,844
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	600,000		488,887
					2,577,532
Belgium - 2.7%
Belgium, Sr. Unscd. Bonds, Ser. 90	EUR	0.40	6/22/2040	2,100,000	[b]	1,657,896
Belgium, Sr. Unscd. Notes, Ser. 94	EUR	0.35	6/22/2032	5,000,000	[b]	4,612,574
					6,270,470
Bermuda - .4%
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A		1.68	2/20/2046	953,167	[b]	845,038
Canada - 5.1%
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	1,175,000	[b]	878,596
Canada, Bonds	CAD	1.25	6/1/2030	7,025,000		4,966,171
Canada, Bonds	CAD	2.00	12/1/2051	3,950,000		2,606,383
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	991,215	[b]	746,250
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. A3	CAD	1.15	11/15/2025	1,075,000	[b]	804,453
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	696,382	[b]	540,824
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. A3	CAD	0.87	5/20/2026	1,125,000	[b]	859,192
MBarc Credit Canada Inc., Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	875,000	[b]	658,790
					12,060,659
China - 4.3%
China, Bonds	CNY	3.73	5/25/2070	41,000,000		6,650,243
China, Unscd. Bonds	CNY	3.81	9/14/2050	21,600,000		3,499,662
					10,149,905
Colombia - .2%
Colombia, Sr. Unscd. Notes		4.13	5/15/2051	200,000		132,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 91.1% (continued)
Colombia - .2% (continued)
Colombia, Sr. Unscd. Notes		5.20	5/15/2049	480,000	355,576
					487,998
France - 7.5%
BNP Paribas SA, Sr. Unscd. Notes	EUR	2.10	4/7/2032	1,600,000	1,540,172
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	1,600,000	1,578,163
Electricite de France SA, Jr. Sub. Notes	EUR	2.63	12/1/2027	1,400,000	[c] 1,156,715
France, Bonds	EUR	2.19	5/25/2032	12,850,000	11,576,030
Orano SA, Sr. Unscd. Notes	EUR	2.75	3/8/2028	500,000	447,236
Orano SA, Sr. Unscd. Notes	EUR	4.88	9/23/2024	200,000	209,477
Suez SACA, Sr. Unscd. Notes	EUR	2.38	5/24/2030	1,200,000	1,208,238
Suez SACA, Sr. Unscd. Notes	EUR	2.88	5/24/2034	100,000	100,134
					17,816,165
Germany - 6.1%
BASF SE, Sr. Unscd. Notes	EUR	1.50	3/17/2031	200,000	185,586
Bundesrepublik Deutschland Bundesanleihe, Sr. Unscd. Bonds	EUR	1.11	8/15/2052	6,120,000	4,551,643
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	EUR	0.10	4/15/2033	6,640,325	[d] 7,917,599
Vonovia SE, Sr. Unscd. Notes	EUR	0.75	9/1/2032	800,000	636,159
Vonovia SE, Sr. Unscd. Notes	EUR	2.38	3/25/2032	1,200,000	1,142,836
					14,433,823
Ireland - 1.5%
AerCap Global Aviation Trust, Gtd. Notes		3.30	1/30/2032	778,000	653,980
Hammerson Ireland Finance DAC, Gtd. Notes	EUR	1.75	6/3/2027	1,400,000	[e] 1,143,127
Ireland, Bonds	EUR	2.00	2/18/2045	1,610,000	1,687,151
					3,484,258
Italy - 1.0%
Banco BPM SPA, Sub. Notes	EUR	2.88	6/29/2031	200,000	170,666
Banco BPM SPA, Sub. Notes	EUR	3.38	1/19/2032	200,000	168,791
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. CAC	EUR	2.45	9/1/2050	2,460,000	[b] 2,110,853
					2,450,310
Japan - 20.6%
Japan (2 Year Issue), Bonds, Ser. 422	JPY	0.10	3/1/2023	1,600,000,000	12,017,210
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	2,033,700,000	15,137,798
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	2,144,550,000	13,371,869
Japan (5 Year Issue), Bonds, Ser. 136	JPY	0.10	6/20/2023	1,105,000,000	8,304,814
					48,831,691

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Luxembourg - .3%
DH Europe Finance II Sarl, Gtd. Bonds	EUR	0.20	3/18/2026	280,000		274,063
EIG Pearl Holdings Sarl, Sr. Scd. Bonds		4.39	11/30/2046	470,000	[b]	381,483
					655,546
Mexico - 2.1%
Braskem Idesa SAPI, Sr. Scd. Notes		6.99	2/20/2032	275,000	[b]	237,850
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	100,000,000		4,632,876
					4,870,726
Netherlands - 3.3%
Enel Finance International NV, Gtd. Notes	EUR	0.38	6/17/2027	690,000		649,305
ING Groep NV, Sr. Unscd. Notes	EUR	0.88	11/29/2030	1,200,000		1,078,392
ING Groep NV, Sr. Unscd. Notes	EUR	1.75	2/16/2031	500,000		474,491
Netherlands, Bonds	EUR	0.15	7/15/2031	5,300,000	[b]	4,961,859
Wintershall Dea Finance BV, Gtd. Bonds	EUR	1.33	9/25/2028	600,000		543,838
					7,707,885
Philippines - .1%
Philippine, Sr. Unscd. Notes		4.20	3/29/2047	283,000		260,728
Romania - .4%
Romania, Bonds	EUR	3.62	5/26/2030	550,000	[b]	489,053
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	405,000	[b]	343,283
					832,336
Singapore - .5%
Singapore, Bonds	SGD	2.63	5/1/2028	1,710,000		1,240,173
South Africa - .9%
South Africa, Sr. Unscd. Bonds, Ser. 2035	ZAR	8.88	2/28/2035	41,161,000		2,113,526
Spain - 3.1%
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	925,000	[b]	866,915
Spain, Sr. Unscd. Bonds	EUR	0.70	4/30/2032	6,975,000	[b]	6,419,205
					7,286,120
Supranational - .5%
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	1,070,000		1,071,091
Switzerland - .4%
UBS Group AG, Sr. Unscd. Notes	EUR	0.88	11/3/2031	1,082,000		953,146
Thailand - .1%
Thaioil Treasury Center Ltd., Gtd. Notes		5.38	11/20/2048	425,000		356,919
United Arab Emirates - .3%
Mamoura Diversified Global Holding Ltd., Gtd. Notes		2.50	11/7/2024	755,000		738,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
United Kingdom - 8.5%
BAT International Finance PLC, Gtd. Notes	EUR	2.25	1/16/2030	395,000		356,854
Brass No. 10 PLC, Ser. 10-A, Cl. A1		0.67	4/16/2069	314,719	[b]	301,995
British American Tobacco PLC, Sub. Notes	EUR	3.00	12/27/2026	700,000	[c]	570,013
Gemgarto PLC, Ser. 2021-1A, Cl. A, 3 Month SONIO +0.59%	GBP	1.35	12/16/2067	718,724	[b,f]	866,819
Lanark Master Issuer PLC, Ser. 2020-1A, Cl. 2A, 3 Month SONIO +0.57%	GBP	1.21	12/22/2069	717,500	[b,f]	873,278
Paragon Mortgages PLC, Ser. 2025, Cl. B, 3 Month SONIO +1.07%	GBP	1.67	5/15/2050	250,000	[f]	301,914
Tower Bridge Funding PLC, Ser. 2021-2, CI. A, 3 Month SONIO +0.78%	GBP	1.41	11/20/2063	592,917	[f]	706,098
United Kingdom, Bonds	GBP	1.25	7/31/2051	6,250,000		5,785,269
United Kingdom, Bonds	GBP	2.25	9/7/2023	8,525,000		10,434,744
					20,196,984
United States - 10.2%
Air Lease Corp., Sr. Unscd. Notes		2.88	1/15/2026	600,000		562,591
Americredit Automobile Receivables Trust, Ser. 2022-1, CI. A2		2.05	1/20/2026	295,794		293,114
Berkshire Hathaway Finance Corp., Gtd. Notes	EUR	1.50	3/18/2030	640,000		621,047
Celanese US Holdings LLC, Gtd. Bonds	EUR	5.34	1/19/2029	1,174,000		1,240,653
Celanese US Holdings LLC, Gtd. Notes		6.33	7/15/2029	334,000		344,072
Celanese US Holdings LLC, Gtd. Notes		6.38	7/15/2032	177,000		181,947
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		3.50	6/15/2034	868,442	[b,f]	841,157
Cheniere Energy Inc., Sr. Unscd. Notes		4.63	10/15/2028	575,000		560,596
Cheniere Energy Partners LP, Gtd. Notes		4.00	3/1/2031	725,000		674,769
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	1,280,000	[b]	1,238,705
Energy Transfer LP, Jr. Sub. Bonds, Ser. A		6.25	2/15/2023	680,000	[c,e]	534,387
Energy Transfer LP, Jr. Sub. Bonds, Ser. F		6.75	5/15/2025	260,000	[c]	227,098
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	675,000		652,132

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
United States - 10.2% (continued)
Federal Agricultural Mortgage Corporation Mortgage Trust, Ser. 2021-1, CI. A		2.18	1/25/2051	659,829	[b]	598,754
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		3.51	1/25/2051	174,999	[b,f,g]	164,677
FedEx Corp., Gtd. Bonds	EUR	0.95	5/4/2033	1,950,000		1,589,279
Fidelity National Information Services Inc., Sr. Unscd. Notes	EUR	1.50	5/21/2027	196,000		194,362
Ford Motor Co., Sr. Unscd. Notes		3.25	2/12/2032	500,000		418,245
Ford Motor Co., Sr. Unscd. Notes		4.75	1/15/2043	625,000		516,003
HCA Inc., Gtd. Notes		5.88	2/1/2029	435,000		456,022
Invitation Homes Operating Partnership LP, Gtd. Notes		4.15	4/15/2032	485,000		455,487
JBS USA Food Co., Gtd. Notes		3.63	1/15/2032	550,000	[b]	459,412
JBS USA Food Co., Gtd. Notes		3.63	1/15/2032	250,000		209,800
MPT Operating Partnership LP, Gtd. Bonds	EUR	0.99	10/15/2026	575,000		510,677
Nasdaq Inc., Sr. Unscd. Notes	EUR	0.90	7/30/2033	630,000		516,013
National Grid North America Inc., Sr. Unscd. Notes	EUR	1.05	1/20/2031	1,560,000		1,407,431
Netflix Inc., Sr. Unscd. Notes		4.88	4/15/2028	1,157,000		1,150,949
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C		1.26	2/16/2027	620,000		594,889
SBA Tower Trust, Asset Backed Notes		2.59	10/15/2031	695,000	[b]	603,354
SLM Corp., Sr. Unscd. Notes		4.20	10/29/2025	260,000		252,865
The Southern Company, Jr. Sub. Notes	EUR	1.88	9/15/2081	625,000		459,700
U.S. Treasury Notes		3.00	6/30/2024	1,500,000	[e]	1,502,285
VICI Properties LP, Gtd. Notes		3.88	2/15/2029	320,000	[b]	292,597
VICI Properties LP, Gtd. Notes		5.75	2/1/2027	775,000	[b]	773,004
Wells Fargo & Co., Sr. Unscd. Notes	EUR	1.74	5/4/2030	1,740,000		1,678,273
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%		3.15	2/15/2040	568,139	[b,f]	548,645
Western Midstream Operating LP, Sr. Unscd. Notes		4.30	2/1/2030	410,000		384,348
Western Midstream Operating LP, Sr. Unscd. Notes		4.65	7/1/2026	465,000		462,126
					24,171,465
Total Bonds and Notes (cost $229,727,937)				215,279,655

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - .0%
Call Options - .0%
Australian Dollar, Contracts 1,168,000 Goldman Sachs		0.65	8/11/2022	1,168,000	201
Put Options - .0%
Australian Dollar, Contracts 1,168,000 Goldman Sachs		0.70	8/11/2022	1,168,000	15,435
Australian Dollar, Contracts 1,168,000 Goldman Sachs		0.69	8/11/2022	1,168,000	28,376
Swiss Franc Cross Currency, Contracts 966,000 Barclays Capital	GBP	1.17	9/23/2022	966,000	24,153
Swiss Franc Cross Currency, Contracts 974,000 Barclays Capital	GBP	1.15	8/3/2022	974,000	2,907
					70,871
Total Options Purchased (cost $60,699)				71,072
Description	1-Day Yield (%)			Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,430,525)		2.21		1,430,525	[h] 1,430,525

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,174,219)		2.21		1,174,219	[h] 1,174,219
Total Investments (cost $232,393,380)				92.2%	217,955,471
Cash and Receivables (Net)				7.8%	18,511,550
Net Assets				100.0%	236,467,021

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIO—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

SGD—Singapore Dollar

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $36,801,312 or 15.56% of net assets.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $3,168,368 and the value of the collateral was $3,316,747, consisting of cash collateral of $1,174,219 and U.S. Government & Agency securities valued at $2,142,528. In addition, the value of collateral may include pending sales that are also on loan.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon International Bond Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Ultra 10 Year U.S. Treasury Notes	4	9/21/2022	521,218	525,000	3,782
Futures Short
Euro-Bobl	14	9/8/2022	1,790,375[a]	1,829,653	(39,278)
Euro-Bond	63	9/8/2022	9,714,658[a]	10,150,306	(435,648)
Euro-Schatz	168	9/8/2022	18,623,846[a]	18,910,664	(286,818)
Japanese 10 Year Bond	11	9/12/2022	12,140,749[a]	12,415,523	(274,774)
Long Gilt	36	9/28/2022	4,945,199[a]	5,181,106	(235,907)
U.S. Treasury 10 Year Notes	84	9/21/2022	9,988,463	10,175,813	(187,350)
U.S. Treasury 5 Year Notes	125	9/30/2022	13,962,492	14,215,820	(253,328)
U.S. Treasury Ultra Long Bond	3	9/21/2022	456,449	474,938	(18,489)
Gross Unrealized Appreciation				3,782
Gross Unrealized Depreciation				(1,731,592)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon International Bond Fund

July 31, 2022 (Unaudited)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Swaption Receiver Markit CDX North America Investment Grade Index Series 38, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 12,200,000, Goldman Sachs	0.85	9/21/2022	12,200,000	[b]	(40,800)
Swaption Receiver Markit CDX North America Investment Grade Index Series 38, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 12,300,000, Goldman Sachs	0.85	9/21/2022	12,300,000	[b]	(41,134)
Swaption Receiver Markit CDX North America Investment Grade Index Series 38, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 11,900,000, Citigroup	0.85	8/17/2022	11,900,000	[b]	(31,578)
Swaption Receiver Markit CDX North America Investment Grade Index Series 38, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 12,200,000, Citigroup	0.85	8/17/2022	12,200,000	[b]	(32,374)
Australian Dollar, Contracts 1,168,000, Goldman Sachs	0.65	8/11/2022	1,168,000		(201)
Swiss Franc Cross Currency, Contracts 966,000, Barclays Capital	1.19	9/23/2022	966,000	GBP	(4,773)
Euro Bund September Future, Contracts 72	154.00	8/26/2022	1,108,800,000	EUR	(319,370)
U.S Treasury 10 Year September Future, Contracts 57	121.00	8/26/2022	689,700,000		(60,562)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 38, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 12,300,000, Goldman Sachs	0.85	9/21/2022	12,300,000	[b]	(31,140)
Swaption Payer Markit CDX North America Investment Grade Index Series 38, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 12,200,000, Goldman Sachs	0.85	9/21/2022	12,200,000	[b]	(30,887)
Swaption Payer Markit CDX North America Investment Grade Index Series 38, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 11,900,000, Citigroup	0.85	8/17/2022	11,900,000	[b]	(12,125)
Swaption Payer Markit CDX North America Investment Grade Index Series 38, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2027, Contracts 12,200,000, Citigroup	0.85	8/17/2022	12,200,000	[b]	(12,431)
Australian Dollar, Contracts 1,168,000, Goldman Sachs	0.69	8/11/2022	1,168,000		(28,376)
Australian Dollar, Contracts 1,168,000, Goldman Sachs	0.70	8/11/2022	1,168,000		(15,435)
Swiss Franc Cross Currency, Contracts 1,948,000, Barclays Capital	1.14	8/3/2022	1,948,000	GBP	(780)
Swiss Franc Cross Currency, Contracts 966,000, Barclays Capital	1.15	9/23/2022	966,000	GBP	(12,558)
Euro Bund September Future, Contracts 72	144.00	8/26/2022	1,036,800,000	EUR	(5,151)
U.S Treasury 10 Year September Future, Contracts 57	115.00	8/26/2022	655,500,000		(891)

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Total Options Written (premiums received $625,959)					(680,566)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

EUR—Euro

GBP—British Pound

See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Bond Fund

July 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
British Pound	347,712	United States Dollar	415,000	8/4/2022	8,506
United States Dollar	322,000	British Pound	273,272	8/4/2022	(10,839)
Indonesian Rupiah	28,622,109,000	United States Dollar	1,923,400	9/6/2022	4,510
Chilean Peso	212,617,000	United States Dollar	223,807	8/4/2022	11,890
United States Dollar	234,676	Chilean Peso	212,617,000	8/4/2022	(1,021)
United States Dollar	949,300	Euro	930,826	8/4/2022	(2,439)
Peruvian Nuevo Sol	840,000	United States Dollar	212,793	9/6/2022	150
Romanian Leu	1,320,000	United States Dollar	272,740	8/4/2022	612
Colombian Peso	1,969,000,000	United States Dollar	455,534	9/6/2022	560
United States Dollar	1,032,000	Japanese Yen	143,155,005	8/4/2022	(41,984)
Malaysian Ringgit	5,925,000	United States Dollar	1,332,359	9/6/2022	(484)
Japanese Yen	1,400,718,160	United States Dollar	10,336,952	8/4/2022	171,583
Indonesian Rupiah	23,119,021,000	United States Dollar	1,532,889	8/4/2022	25,627
United States Dollar	1,924,176	Indonesian Rupiah	28,622,109,000	8/4/2022	(5,318)
Chilean Peso	212,617,000	United States Dollar	233,517	9/6/2022	772
United States Dollar	336,000	British Pound	277,425	8/4/2022	(1,897)
United States Dollar	13,520,057	Australian Dollar	19,971,543	8/4/2022	(435,378)
Swedish Krona	15,569,996	United States Dollar	1,480,321	8/4/2022	52,286
South African Rand	3,959,750	United States Dollar	236,000	8/4/2022	2,048
Colombian Peso	1,969,000,000	United States Dollar	461,200	8/4/2022	(2,376)
United States Dollar	457,907	Colombian Peso	1,969,000,000	8/4/2022	(917)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital(continued)
Brazilian Real	1,009,000	United States Dollar	187,060	8/4/2022	7,603
Canadian Dollar	338,624	United States Dollar	259,124	8/4/2022	5,308
Peruvian Nuevo Sol	840,000	United States Dollar	214,532	8/4/2022	(611)
United States Dollar	213,605	Peruvian Nuevo Sol	840,000	8/4/2022	(316)
Chinese Yuan Renminbi	2,761,587	United States Dollar	411,000	8/4/2022	(1,896)
South Korean Won	6,406,009,000	United States Dollar	4,871,009	8/4/2022	60,560
United States Dollar	712,866	South Korean Won	926,327,000	8/4/2022	(253)
Malaysian Ringgit	5,925,000	United States Dollar	1,338,680	8/4/2022	(7,318)
United States Dollar	1,331,460	Malaysian Ringgit	5,925,000	8/4/2022	98
Citigroup
Thai Baht	45,440,000	United States Dollar	1,263,742	8/4/2022	(28,720)
United States Dollar	358,000	Australian Dollar	514,467	9/6/2022	(1,697)
Polish Zloty	3,050,964	United States Dollar	652,794	8/4/2022	4,567
United States Dollar	89,498	Turkish Lira	1,563,919	8/4/2022	2,743
Israeli Shekel	2,085,000	United States Dollar	591,979	8/4/2022	21,595
Euro	1,554,983	United States Dollar	1,591,800	8/4/2022	(1,881)
United States Dollar	2,125,500	Euro	2,071,542	8/4/2022	7,416
South Korean Won	536,657,000	United States Dollar	409,724	8/4/2022	3,413
Czech Koruna	12,144,006	United States Dollar	501,030	8/4/2022	2,848
United States Dollar	415,000	Swedish Krona	4,349,408	8/4/2022	(13,127)
United States Dollar	759,000	British Pound	626,074	8/4/2022	(3,546)
United States Dollar	341,000	Australian Dollar	503,603	8/4/2022	(10,901)
Goldman Sachs
British Pound	555,718	United States Dollar	667,000	8/4/2022	9,853
United States Dollar	336,000	British Pound	277,411	8/4/2022	(1,881)

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs(continued)
Australian Dollar	1,328,551	United States Dollar	925,762	9/6/2022	3,114
United States Dollar	1,061,479	Taiwan Dollar	31,700,000	8/4/2022	2,530
Swiss Franc	2,085,770	United States Dollar	2,157,342	8/4/2022	34,915
Japanese Yen	198,269,473	United States Dollar	1,448,000	8/4/2022	39,467
United States Dollar	550,000	Japanese Yen	74,316,115	8/4/2022	(7,538)
United States Dollar	1,070,000	Chinese Yuan Renminbi	7,166,075	8/4/2022	8,410
Australian Dollar	1,593,775	United States Dollar	1,097,000	8/4/2022	16,676
United States Dollar	2,469,381	South African Rand	40,920,579	8/4/2022	9,365
Swedish Krona	4,373,846	United States Dollar	415,000	8/4/2022	15,532
New Zealand Dollar	1,980,549	United States Dollar	1,219,933	8/4/2022	25,675
United States Dollar	283,000	New Zealand Dollar	455,139	8/4/2022	(3,246)
Hungarian Forint	106,327,534	United States Dollar	265,972	8/4/2022	2,402
United States Dollar	176,134	Brazilian Real	958,000	8/4/2022	(8,690)
Euro	688,139	United States Dollar	700,000	8/4/2022	3,600
United States Dollar	590,000	Euro	563,431	8/4/2022	13,911
HSBC
United States Dollar	3,474,731	Mexican Peso	71,729,673	8/4/2022	(40,118)
Canadian Dollar	240,000	United States Dollar	186,114	8/4/2022	1,302
United States Dollar	328,000	Canadian Dollar	424,458	8/4/2022	(3,460)
Singapore Dollar	798,414	United States Dollar	579,000	9/6/2022	(983)
United States Dollar	802,000	Australian Dollar	1,155,367	8/4/2022	(5,331)
United States Dollar	232,000	Euro	227,999	9/6/2022	(1,658)
Japanese Yen	56,133,213	United States Dollar	414,000	8/4/2022	7,125
Australian Dollar	1,319,452	United States Dollar	925,000	9/6/2022	(2,485)
British Pound	7,359,564	United States Dollar	8,782,558	8/4/2022	181,238

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC(continued)
South Korean Won	539,539,000	United States Dollar	413,963	8/4/2022	1,393
United States Dollar	412,617	South Korean Won	536,856,000	8/4/2022	(673)
Euro	695,690	United States Dollar	700,001	8/4/2022	11,320
Indonesian Rupiah	5,503,088,000	United States Dollar	366,358	8/4/2022	4,620
Chinese Yuan Renminbi	25,346,036	United States Dollar	3,775,269	8/4/2022	(20,481)
Turkish Lira	1,447,938	United States Dollar	83,000	8/4/2022	(2,679)
United States Dollar	283,000	New Zealand Dollar	457,804	8/4/2022	(4,923)
United States Dollar	125,340	Norwegian Krone	1,270,000	8/4/2022	(6,085)
Singapore Dollar	4,845,000	United States Dollar	3,475,300	8/4/2022	32,048
United States Dollar	3,776,132	Singapore Dollar	5,310,000	8/4/2022	(67,835)
J.P. Morgan Securities
United States Dollar	926,000	Australian Dollar	1,328,964	9/6/2022	(3,165)
Canadian Dollar	1,478,427	United States Dollar	1,146,000	8/4/2022	8,506
United States Dollar	1,421,000	Canadian Dollar	1,830,077	8/4/2022	(8,109)
United States Dollar	3,013,667	Chinese Yuan Renminbi	20,399,562	8/4/2022	(8,345)
South Korean Won	6,019,022,000	United States Dollar	4,614,399	9/6/2022	21,565
Euro	9,576,219	United States Dollar	9,790,959	8/4/2022	412
United States Dollar	2,264,260	Euro	2,257,387	8/4/2022	(43,845)
Norwegian Krone	5,052,485	United States Dollar	500,619	8/4/2022	22,232
United States Dollar	7,120,491	Japanese Yen	983,994,841	8/4/2022	(261,682)
Chinese Yuan Renminbi	170,423,142	United States Dollar	25,355,541	8/4/2022	(55,515)
United States Dollar	25,296,592	Chinese Yuan Renminbi	170,423,142	8/4/2022	(3,434)
Taiwan Dollar	31,700,000	United States Dollar	1,064,846	8/4/2022	(5,897)
Danish Krone	6,300,000	United States Dollar	870,242	8/4/2022	(4,927)
United States Dollar	4,612,278	South Korean Won	6,019,022,000	8/4/2022	(21,375)

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities(continued)
Australian Dollar	332,619	United States Dollar	229,000	8/4/2022	3,423
United States Dollar	299,000	Australian Dollar	446,796	8/4/2022	(13,206)
Chinese Yuan Renminbi	170,423,142	United States Dollar	25,307,862	9/6/2022	16,140
Canadian Dollar	1,629,129	United States Dollar	1,272,000	9/6/2022	95
British Pound	1,785,300	United States Dollar	2,117,325	8/4/2022	57,133
United States Dollar	10,226,198	British Pound	8,550,000	8/4/2022	(187,524)
Gross Unrealized Appreciation					948,697
Gross Unrealized Depreciation					(1,368,009)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon International Bond Fund

July 31, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
USD - 3 Month LIBOR	USD Fixed at 0.969	6/28/2026	13,875,000	962,435	9,360	953,075
SEK Fixed at 2.353	SEK - 3 Month Stibor	5/23/2027	4,427,191	26,797	-	26,797
USD - 3 Month LIBOR	USD Fixed at 1.631	4/16/2031	13,600,000	3,662,345	1,297,005	2,365,340
Gross Unrealized Appreciation					3,345,212
Gross Unrealized Depreciation					-

SEK—Swedish Krona

USD—United States Dollar

See notes to financial statements.

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Markit iTraxx Europe Index Series 37, Received Fixed Rate of 1.00% 3 Month	6/20/2027	49,365,015	51,114	(499,045)	550,159
Markit CDX North America Investment Grade Index Series 38, Received Fixed Rate of 1.00% 3 Month	6/20/2027	64,400,000	637,298	364,033	273,265
Purchased Contracts:[3]
Markit iTraxx Europe Crossover Index Series 37, Paid Fixed Rate of 5.00% 3 Month	6/20/2027	10,220,500	(17,524)	407,448	(424,972)
Markit CDX North America High Yield Index Series 38, Paid Fixed Rate of 5.00% 3 Month	6/20/2027	21,007,800	(358,312)	466,405	(824,717)
Gross Unrealized Appreciation				823,424
Gross Unrealized Depreciation				(1,249,689)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	8,111,983	-	8,111,983
Commercial Mortgage-Backed	-	4,439,906	-	4,439,906
Corporate Bonds	-	37,384,029	-	37,384,029
Foreign Governmental	-	163,078,021	-	163,078,021
Investment Companies	2,604,744	-	-	2,604,744
U.S. Government Agencies Collateralized Mortgage Obligations	-	598,754	-	598,754
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	164,677	-	164,677
U.S. Treasury Securities	-	1,502,285	-	1,502,285
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	948,697	-	948,697
Futures††	3,782	-	-	3,782
Options Purchased	-	71,072	-	71,072
Swap Agreements††	-	4,168,636	-	4,168,636
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,368,009)	-	(1,368,009)
Futures††	(1,731,592)	-	-	(1,731,592)
Options Written	(385,974)	(294,592)	-	(680,566)
Swap Agreements††	-	(1,249,689)	-	(1,249,689)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2022 are set forth in the Statement of Investments.

At July 31, 2022, accumulated net unrealized depreciation on investments was $14,437,909, consisting of $5,250,840 gross unrealized appreciation and $19,688,749 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.